Summary of Significant Accounting Policies - Revision of Prior Period Statement Disclosures (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revision of Prior Period Financial Statement Disclosures
Amortization of debt issuance costs	$ 3	$ 95	$ 96	$ 194
Revision of prior period financial statement
Revision of Prior Period Financial Statement Disclosures
Amortization of debt issuance costs				$ 108